Other disclosures - Credit default swaps (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Notional amount	€ 362,464	€ 318,807
Hedging derivatives, category | SPAIN | Bought | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount	127	151	€ 324
Financial liabilities at fair value			(3)
Hedging derivatives, category | SPAIN | Bought | Hedging derivatives, category | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Financial liabilities at fair value		(2)
Hedging derivatives, category | SPAIN | Bought | Hedging derivatives, category | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Financial liabilities at fair value	(2)
Hedging derivatives, category | SPAIN | Sold | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Financial liabilities at fair value		(4)
Hedging derivatives, category | SPAIN | Sold | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount	340	382	499
Hedging derivatives, category | SPAIN | Sold | Hedging derivatives, category | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Financial assets, at fair value	4		5
Hedging derivatives, category | SPAIN | Net Long Position | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Financial assets, at fair value	2
Hedging derivatives, category | SPAIN | Net Long Position | Hedging derivatives, category | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Financial assets, at fair value			2
Hedging derivatives, category | SPAIN | Net Short Position | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Financial liabilities at fair value		(6)
Hedging derivatives, category | SPAIN | Net Short Position | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount	213	231	175
Hedging derivatives, category | PORTUGAL | Bought | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Notional amount	27	26	25
Financial liabilities at fair value			(1)
Hedging derivatives, category | PORTUGAL | Bought | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount			1
Hedging derivatives, category | PORTUGAL | Sold | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Notional amount	27	26	128
Hedging derivatives, category | PORTUGAL | Sold | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount			1
Hedging derivatives, category | PORTUGAL | Sold | Hedging derivatives, category | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Financial assets, at fair value			1
Hedging derivatives, category | PORTUGAL | Net Short Position | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Notional amount			103
Hedging derivatives, category | ITALY | Bought | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Notional amount	314		25
Financial liabilities at fair value	(5)
Hedging derivatives, category | ITALY | Bought | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount	60	205	225
Financial liabilities at fair value	(2)
Hedging derivatives, category | ITALY | Bought | Hedging derivatives, category | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Financial liabilities at fair value		(5)	(3)
Hedging derivatives, category | ITALY | Sold | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Notional amount	9	265	450
Financial assets, at fair value			5
Hedging derivatives, category | ITALY | Sold | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount	60	75	201
Financial assets, at fair value	2	5
Hedging derivatives, category | ITALY | Sold | Hedging derivatives, category | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Financial assets, at fair value			8
Hedging derivatives, category | ITALY | Net Long Position | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Notional amount	305
Financial assets, at fair value			5
Hedging derivatives, category | ITALY | Net Long Position | Other Counterparties Risk | CDS
Disclosure of financial assets [line items]
Notional amount		(130)	24
Financial assets, at fair value			5
Hedging derivatives, category | ITALY | Net Short Position | Sovereign Risk | CDS
Disclosure of financial assets [line items]
Notional amount		€ 265	€ 425
Financial liabilities at fair value	€ (5)